CONVERTIBLE NOTES PAYABLE (Details- Convertible debt instruments) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal Balance	$ 3,831,850	$ 3,562,550
New Loans	544,165
Principal Conversions	(87,460)
Cash Paydown	$ (187,406)
Shares Issued Upon Conversion	13,068
Accrued Interest on Convertible Debt	$ 612,460	338,316
Interest Expense On Convertible Debt	439,618
Unamortized Debt Discount	$ 24,820	46,797
Convertible Note 71 [Member]
Debt Instrument [Line Items]
Debt issuance date	Oct. 28, 2016
Debt Maturity date	Oct. 28, 2017
Principal Balance	$ 0	10,000
New Loans	0
Principal Conversions	$ (10,000)
Shares Issued Upon Conversion	312
Accrued Interest on Convertible Debt	$ 0	2,263
Interest Expense On Convertible Debt	0
Unamortized Debt Discount	$ 0
Convertible Note 9 [Member]
Debt Instrument [Line Items]
Debt issuance date	Sep. 12, 2016
Debt Maturity date	Sep. 12, 2017
Principal Balance	$ 50,080	50,080
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	1,672
Accrued Interest on Convertible Debt	$ 5,581	14,157
Interest Expense On Convertible Debt	9,181
Unamortized Debt Discount	$ 0
Convertible Note 10 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jan. 24, 2017
Debt Maturity date	Jan. 24, 2018
Principal Balance	$ 55,000	55,000
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 80,875	69,876
Interest Expense On Convertible Debt	11,000
Unamortized Debt Discount	$ 0
Convertible Note 101 [Member]
Debt Instrument [Line Items]
Debt issuance date	Feb. 10, 2023
Debt Maturity date	Feb. 10, 2024
Principal Balance	$ 50,000	0
New Loans	50,000
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 6,658	0
Interest Expense On Convertible Debt	6,658
Unamortized Debt Discount	$ 0
Convertible Note 102 [Member]
Debt Instrument [Line Items]
Debt issuance date	Mar. 30, 2023
Debt Maturity date	Mar. 30, 2024
Principal Balance	$ 25,000	0
New Loans	25,000
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 2,836	0
Interest Expense On Convertible Debt	2,836
Unamortized Debt Discount	$ 0
Convertible Note 103 [Member]
Debt Instrument [Line Items]
Debt issuance date	Aug. 11, 2023
Debt Maturity date	Aug. 11, 2024
Principal Balance	$ 25,000	0
New Loans	25,000
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 1,469	0
Interest Expense On Convertible Debt	1,469
Unamortized Debt Discount	$ 0
Convertible Note 292 [Member]
Debt Instrument [Line Items]
Debt issuance date	Nov. 08, 2019
Debt Maturity date	Nov. 08, 2020
Principal Balance	$ 36,604	36,604
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	2,867
Accrued Interest on Convertible Debt	$ 10,109	20,160
Interest Expense On Convertible Debt	2,849
Unamortized Debt Discount	$ 0
Convertible Note 31 [Member]
Debt Instrument [Line Items]
Debt issuance date	Aug. 28, 2019
Debt Maturity date	Aug. 28, 2020
Principal Balance	$ 0	0
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 8,385	8,385
Interest Expense On Convertible Debt	0
Unamortized Debt Discount	$ 0
Convertible Note 371 [Member]
Debt Instrument [Line Items]
Debt issuance date	Sep. 03, 2020
Debt Maturity date	Jun. 30, 2021
Principal Balance	$ 113,667	113,667
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 64,929	28,756
Interest Expense On Convertible Debt	19,507
Unamortized Debt Discount	$ 0
Convertible Note 372 [Member]
Debt Instrument [Line Items]
Debt issuance date	Nov. 02, 2020
Debt Maturity date	Aug. 31, 2021
Principal Balance	$ 113,167	113,167
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 63,594	27,510
Interest Expense On Convertible Debt	19,417
Unamortized Debt Discount	$ 0
Convertible Note 373 [Member]
Debt Instrument [Line Items]
Debt issuance date	Dec. 29, 2020
Debt Maturity date	Sep. 30, 2021
Principal Balance	$ 113,166	113,166
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 62,558	26,474
Interest Expense On Convertible Debt	19,417
Unamortized Debt Discount	$ 0
Convertible Note 38 [Member]
Debt Instrument [Line Items]
Debt issuance date	Feb. 09, 2021
Debt Maturity date	Feb. 09, 2022
Principal Balance	$ 0	96,000
New Loans	0
Principal Conversions	(77,460)
Cash Paydown	$ (18,540)
Shares Issued Upon Conversion	2,950
Accrued Interest on Convertible Debt	$ 0	27,939
Interest Expense On Convertible Debt	7,242
Unamortized Debt Discount	$ 0
Convertible Note 39 [Member]
Debt Instrument [Line Items]
Debt issuance date	Apr. 26, 2021
Debt Maturity date	Apr. 26, 2022
Principal Balance	$ 0	168,866
New Loans	0
Principal Conversions	0
Cash Paydown	$ (168,866)
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 0	39,684
Interest Expense On Convertible Debt	27,787
Unamortized Debt Discount	$ 0
Convertible Note 401 [Member]
Debt Instrument [Line Items]
Debt issuance date	Sep. 22, 2022
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 2,600,000	2,600,000
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	5,267
Accrued Interest on Convertible Debt	$ 252,665	71,233
Interest Expense On Convertible Debt	261,333
Unamortized Debt Discount	$ 0
Convertible Note 402 [Member]
Debt Instrument [Line Items]
Debt issuance date	Nov. 04, 2022
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 68,667	68,666
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 7,939	1,072
Interest Expense On Convertible Debt	6,867
Unamortized Debt Discount	$ 0
Convertible Note 403 [Member]
Debt Instrument [Line Items]
Debt issuance date	Nov. 28, 2022
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 68,667	68,667
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 7,506	620
Interest Expense On Convertible Debt	6,886
Unamortized Debt Discount	$ 0
Convertible Note 404 [Member]
Debt Instrument [Line Items]
Debt issuance date	Dec. 21, 2022
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 68,667	68,667
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 7,054	187
Interest Expense On Convertible Debt	6,867
Unamortized Debt Discount	$ 0
Convertible Note 405 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jan. 24, 2023
Debt Maturity date	Mar. 21, 2024
Principal Balance	$ 90,166	0
New Loans	90,166
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 8,284	0
Interest Expense On Convertible Debt	8,284
Unamortized Debt Discount	$ 0
Convertible Note 406 [Member]
Debt Instrument [Line Items]
Debt issuance date	Mar. 21, 2023
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 139,166	0
New Loans	139,166
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 10,671	0
Interest Expense On Convertible Debt	10,671
Unamortized Debt Discount	$ 0
Convertible Note 407 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jun. 05, 2023
Debt Maturity date	Jun. 05, 2024
Principal Balance	$ 139,166	0
New Loans	139,166
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 7,826	0
Interest Expense On Convertible Debt	7,826
Unamortized Debt Discount	$ 15,671
Convertible Note 408 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jun. 13, 2023
Debt Maturity date	Jun. 13, 2024
Principal Balance	$ 21,167	0
New Loans	21,167
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 1,127	0
Interest Expense On Convertible Debt	1,127
Unamortized Debt Discount	$ 2,321
Convertible Note 409 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jul. 19, 2023
Debt Maturity date	Jul. 19, 2024
Principal Balance	$ 35,500	0
New Loans	35,500
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 1,605	0
Interest Expense On Convertible Debt	1,605
Unamortized Debt Discount	$ 4,863
Convertible Note 4010 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jul. 24, 2023
Debt Maturity date	Jul. 24, 2024
Principal Balance	$ 14,000	0
New Loans	14,000
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 614	0
Interest Expense On Convertible Debt	614
Unamortized Debt Discount	$ 1,965
Convertible Note 41 [Member]
Debt Instrument [Line Items]
Debt issuance date	Aug. 25, 2023
Debt Maturity date	Aug. 25, 2024
Principal Balance	$ 5,000	0
New Loans	5,000
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 175	$ 0
Interest Expense On Convertible Debt	175
Unamortized Debt Discount	$ 0